Note 1 - Segment Information - Reportable Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
IFRS - Net Sales	$ 5,288,504	$ 4,293,592	$ 6,903,123
IFRS - operating income	334,588	(59,057)	165,795
Financial income (expense), net	(23,017)	21,954	14,592
Income before equity in earnings of non-consolidated companies and income tax	311,571	(37,103)	180,387
Equity in earnings of non-consolidated companies	116,140	71,533	(39,558)
Income before income tax	427,711	34,430	140,829
Capital expenditures	558,236	786,873	1,131,519
Equity in losses of non-consolidated companies	116,140	71,533	(39,558)
Discontinued operations [member]
Statement Line Items [Line Items]
IFRS - Net Sales	11,899	234,911	197,630
IFRS - operating income	2,454	65,838	29,633
Financial income (expense), net	(9)	(88)	(382)
Capital expenditures	145	1,911	1,206
Depreciation and amortization		5,303	5,465
Tubes [member]
Statement Line Items [Line Items]
IFRS - Net Sales	4,966	4,015	6,444
Management view - operating income	115	19	686
Difference in cost of sales	164	(108)	(225)
Direct cost and others	115	(114)	(184)
Absorption	49	6	(41)
Differences in depreciation and amortization	(3)	28	(319)
Differences in selling, general and administrative expenses	14	(5)	(4)
Differences in other operating income (expenses), net	2	(5)
IFRS - operating income	292	(71)	138
Financial income (expense), net
Income before equity in earnings of non-consolidated companies and income tax
Equity in earnings of non-consolidated companies
Income before income tax
Capital expenditures	550	752	1,089
Depreciation and amortization	594	643	638
Equity in losses of non-consolidated companies
All other segments [member]
Statement Line Items [Line Items]
IFRS - Net Sales	323	278	459
Management view - operating income	48	19	27
Difference in cost of sales	1	(8)
Direct cost and others		(8)
Absorption	1
Differences in depreciation and amortization			1
Differences in selling, general and administrative expenses	(6)	1
Differences in other operating income (expenses), net
IFRS - operating income	43	12	28
Financial income (expense), net
Income before equity in earnings of non-consolidated companies and income tax
Equity in earnings of non-consolidated companies
Income before income tax
Capital expenditures	8	33	41
Depreciation and amortization	15	14	15
Equity in losses of non-consolidated companies
Reportable segments [member]
Statement Line Items [Line Items]
IFRS - Net Sales	5,289	4,294	6,903
Management view - operating income	163	38	713
Difference in cost of sales	165	(116)	(225)
Direct cost and others	115	(122)	(184)
Absorption	50	6	(41)
Differences in depreciation and amortization	(3)	28	(318)
Differences in selling, general and administrative expenses	8	(4)	(4)
Differences in other operating income (expenses), net	2	(5)
IFRS - operating income	335	(59)	166
Financial income (expense), net	(23)	22	15
Income before equity in earnings of non-consolidated companies and income tax	312	(37)	181
Equity in earnings of non-consolidated companies	116	71	(40)
Income before income tax	428	34	141
Capital expenditures	558	785	1,130
Depreciation and amortization	609	657	653
Equity in losses of non-consolidated companies	116	71	(40)
Reportable segments [member] | Discontinued operations [member]
Statement Line Items [Line Items]
IFRS - Net Sales	12	235	198
Management view - operating income	3	62	39
Difference in cost of sales	(1)	4	(9)
Direct cost and others	(1)	4	(9)
Absorption
Differences in depreciation and amortization
Differences in selling, general and administrative expenses
Differences in other operating income (expenses), net
IFRS - operating income	2	66	30
Financial income (expense), net
Income before equity in earnings of non-consolidated companies and income tax	2	66	30
Equity in earnings of non-consolidated companies
Income before income tax	2	66	30
Capital expenditures		2	1
Depreciation and amortization		5	5
Equity in losses of non-consolidated companies